NOTES PAYABLE	12 Months Ended
Oct. 31, 2023
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 9 – NOTES PAYABLE

Notes payable as of October 31, 2023 and 2022 consisted of the following:

	As of October 31,	As of October 31,
	2023	2022
Notes payable – related party, net of discounts	$-	$1,025,497
Notes payable – investors, net of discounts	-	4,137,720
Bridge note, net of discounts	-	265,719
Convertible note, net of discounts	1,217,597	-
Total Notes payable	$1,217,597	$5,428,936

Notes Payable – Related Party

On September 14, 2021, the Company entered into a note payable with Trio LLC as part of the agreement for the purchase of an 82.75% working interest in the South Salinas Project (see Note 1). Per the Third Amendment signed on May 27, 2022, a portion of a previous payment made to Trio LLC was used to fund a lease extension payment to a third-party; as the payment previously made was to be used for other expenditures, the amount used to fund the lease extension was added to the remaining amount due to Trio LLC, increasing it from $780,000 to $1,032,512. Per an extension to the Fourth Amendment to the Trio LLC PSA, the Company made the final payment of $1,032,512 upon the consummation of the IPO. As of October 31, 2023 and 2022, the balance of the note payable was $0 and $1,025,497, respectively, with interest expense recognized of $7,015 and $120,337 for the years ended October 31, 2023, respectively. Total payments made on the note payable for years ended October 31, 2023 and 2022 were $1,032,512 and $2,920,000, respectively.

Notes Payable – Investors (January 2022 SPA)

On January 28, 2022, the Company entered into the January 2022 SPA with GPL, pursuant to which (i) in exchange for $4,500,000 in consideration, the Company issued senior secured convertible promissory notes (the “January 2022 Notes”) with an aggregate principal amount of $4,500,000 (ii) the Company issued warrants to purchase up to 50% of the number of shares of Common Stock issued upon the full conversion of the January 2022 Notes, and (iii) conditional upon a successful IPO, the Company agreed to issue commitment shares (“Commitment Shares”) to the investors (“GPL Investors”) upon the date of the Company’s IPO. The Notes were collateralized with a security interest in the oil and gas properties, which was to be perfected by April 28, 2022. In the event the collateral was not perfected by April 28, 2022, the Company was required to deliver 4,500,000 shares (“Default Shares”) to the investors. The Default Shares were initially held in escrow until the earlier of a) the granting and perfection of the security interest, b) the conversion of the January 2022 Notes upon the IPO or c) April 28, 2022. As the Company failed to perfect the security interest and no IPO occurred by April 28, 2022, the Default Shares were delivered to the investors on April 28, 2022. The shares were issued at a fair value of $0.29 per share for an aggregate value of $1,322,933, and this amount was recognized as penalty fees related to debt on the income statement.

The January 2022 Notes have a maturity date on the earlier of April 30, 2023 (such maturity date being extended initially from January 28, 2023 pursuant to the amendment to the January 2022 Notes signed on January 23, 2023 and again from February 28, 2023 pursuant to the second amendment to the January 2022 Notes signed on February 23, 2023) or the IPO and bear interest at a rate of 8% per annum, which is to be accrued and paid on the maturity date. Because the Company’s IPO did not occur by August 1, 2022 and the Company did not default on the January 2022 Notes, the interest percentage increased to 15% per annum. The principal and interest payable on the January 2022 Notes will automatically convert into shares upon the IPO. The conversion price is the lesser of i) the IPO price multiplied by the discount of 50% or ii) the opening price of the shares of Common Stock on the trading day following the date of the consummation of the IPO multiplied by the discount of 50%. The number of conversion shares is the outstanding principal amount divided by the conversion price. Upon the consummation of the IPO, the debt will convert into a fixed dollar amount of $9,000,000 of a variable number of shares.

Upon consummation of its IPO, the Company converted the aggregate outstanding principal and accrued interest balances of $4,500,000 and $664,875, respectively, into 5,038,902 shares of common stock; the number of conversion shares was calculated by dividing the aggregate balance of $5,164,875 by the opening trading price of its common stock on April 19, 2023 of $2.05, with a discount applied of 50%. The Company also issued 375,000 commitment shares, the number of which was calculated by taking 25% of the outstanding principal balance of $4,500,000 and dividing it by the IPO price of $3.00 per share, with the expense for issuing the commitment shares being recognized as a loss on the income statement as of April 30, 2023. As of October 31, 2023 and 2022, the balance of the Notes payable was $0 and $4,137,720, with interest expense of $674,405 and $1,136,811 for the years ended October 31, 2023 and 2022, respectively.

Bridge Note

During September 2022, the Company entered into an agreement or bridge note (“Bridge Note”) with three investors; the Bridge Note includes original issue discount senior notes (“Notes”) with gross proceeds of $444,000, a 10% Original Issue Discount (“OID”) of $44,000 and debt issuance costs of $70,438, for net proceeds of $329,562 to the Company. The Bridge Note included pre-funded warrants that permit the investors to purchase a number of shares of the Company’s common stock (equal to 100% of the original principal amount of the Notes), which can be exercised from the date of the warrant agreement to five years from the date of the Company’s IPO at an exercise price of $0.01. The Notes had a maturity date of the earlier of i) April 30, 2023 or ii) the completion of the IPO. The Notes bore interest at 8% per annum, which would waived if the Company completed a successful IPO within 90 days of the closing of financing; in the event of default, the interest percentage would increase to 15% per annum.

The Company also issued pre-funded warrants in connection with the Bridge Note to purchase a number of shares equal to the number of dollars of the Notes, or 400,000, at an exercise price of $0.01 per share; the Company determined the warrants are equity classified and can be exercised at any time from the date of the warrant agreement to five years from the date of the completion of the IPO. The Company also incurred debt issuance costs of $70,438 in connection with the issuance of the Notes and warrants. The values of the OID, warrants and debt issuance costs are recorded as debt discounts and amortized over the life of the Notes as interest expense.

Upon consummation of its IPO, the Company repaid the Bridge Note in the amount of $440,000 and interest was waived by the investors. As of October 31, 2023 and 2022, the balance of the Bridge Note (which is included within the Notes payable – investors, net of discounts line item on the balance sheet) is $0 and $265,719, respectively, with interest expense of $174,281 and $51,040 for the years ended October 31, 2023 and 2022, respectively.

Convertible note – investors (October 2023 SPA)

On October 4, 2023, the Company entered into a securities purchase agreement (the “October 2023 SPA”) with an investor; the October 2023 SPA provides for loans in an aggregate principal amount of up to $3.5 million under two tranches, with first and second tranche fund amounts of $2.0 million and $1.5 million, respectively. The first tranche will be immediately funded upon closing and the second tranche will be funded after the Company provides written confirmation to the investor and subject to the mutual consent of the investor and the Company that (i) stockholder approval of the transactions has been obtained for the purpose of complying with the NYSE/NYSE American Rules; (ii) that a resale Registration Statement on Form S-1 (the “Resale Registration Statement”) has been declared effective by the SEC for the registration of the shares of Common Stock issuable upon conversion of the Note and the Warrant and (iii) there is no Event of Default (as defined in the October 2023 SPA that has occurred or will occur as a result of such additional funding and in full force and effect).

In consideration for the investor’s funding of the first tranche, the Company issued and sold to the investor, in a private placement, i) a senior secured convertible promissory note in the aggregate principal amount of $2,000,000 (the “Note”) and ii) a warrant to purchase up to 866,702 shares of Common Stock at an initial exercise price of $1.20 per share of Common Stock, subject to certain adjustments (the “Common Warrant”). The Note is initially convertible into shares of Common Stock at conversion price of $1.20, subject to certain adjustments (the “Conversion Price”), provided that the Conversion Price shall not be reduced below $0.35 (the “Floor Price”). The Note does not bear any interest and matures on April 4, 2025.

Upon the initial funding on October 4, 2023, the Company recorded gross proceeds of approximately $2.0 million, a 7% original issue discount of $140,000 and debt issuance costs of $350,320, for net proceeds of approximately $1.5 million. The Company also issued a warrant to purchase up to 866,702 shares of common stock with an aggregate relative fair value of $332,630; the factors used to determine fair value were a share price of $0.55, an exercise price of $1.20, an expected term of 5 years, annualized volatility of 137.10%, a dividend rate of zero percent and a discount rate of 4.72%.

Commencing on the earlier of (i) the day that is the four months after October 4, 2023 and (ii) the date on which the first Resale Registration Statement shall have been declared effective by the SEC, the Company is required to pay to the investor the outstanding principal balance under the Note in monthly installments, on such date and each one (1) month anniversary thereof, in an amount equal to 103% of the total principal amount multiplied by the quotient determined by dividing one by the number of months remaining until the maturity date of the Note, until the outstanding principal amount has been paid in full or, if earlier, upon acceleration, conversion or redemption of the Note in accordance with its terms. All monthly payments are payable by the Company, in cash, provided that under certain circumstances, as provided in the Note, the Company may elect to pay in shares of Common Stock.

As collateral for the obligations under the October 2023 SPA, the Company has granted to the investor a senior security interest in all of the Company’s assets (inclusive of intellectual property), subject to certain exceptions, as set forth in the Security Agreement (as defined in the October 2023 SPA). The Company has also entered into a Mortgage, Deed of Trust, Assignment of Production, Security Agreement and Financing Statement (the “Deed of Trust”) with the Investor granting to the Investor a security interest in certain oil and gas interests held by the Company in California (the “Deed of Trust”).

In connection with the October 2023 SPA, on October 4, 2023, the Company entered into voting agreements (collectively, the “Voting Agreements”) with certain Company stockholders, directors and officers, representing any aggregate of 4,025,000 shares of Common Stock, including Frank Ingriselli, the Company’s Chief Executive Officer, and a certain entity affiliated with Mr. Ingriselli. Pursuant to the Voting Agreements, each stockholder party thereto has agreed to vote its shares of Common Stock to approve the issuance of the securities under the Securities Purchase Agreement for the purpose of complying with the applicable NYSE/NYSE American Rules requiring stockholder approval for the Company’s issuance of shares of Common Stock, in connection with the transactions contemplated under the October 2023 SPA, in excess of 20% of the number of shares of Common Stock outstanding on the date hereof. Each Voting Agreement will terminate upon the sufficient stockholder vote required to approve the stockholder proposals in connection with respect to the transactions contemplated in the October 2023 SPA (the “Voting Agreement Expiration Date”).

In connection with the October 2023 SPA, on October 4, 2023, the Company entered into a registration rights agreement (the “October 2023 RRA”) with the investor pursuant to which the Registrable Securities (as defined therein) held by the investor, subject to certain conditions, are entitled to registration under the Securities Act. Pursuant to October 2023 RRA, the Company is required to, within 30 days after the date thereof, and within 10 days after the Closing of the Second Tranche (as such term is defined in the October 2023 SPA), file with the SEC (at the Company’s sole cost and expense) a Resale Registration Statement and to cause such Resale Registration Statement to be effective within 60 days after the applicable filing date, covering the resale by the Investor of the Registrable Securities.

Under the terms of the October 2023 SPA, the October 2023 RRA and the Note, the Company is required to reserve and register 13,161,976 shares of Common Stock in a Resale Registration Statement which such number represents 200% of the number of shares on the exercise of the Common Warrants and 200% of the number of shares upon the conversion of the Note.